CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
Statement of Comprehensive Income [Abstract]
Unrealized holding gains arising during the period, tax	$ 68,000	$ 43,000	$ (6,000)
Reclassification adjustment for net gains included in net income, tax	$ 14,000	$ 8,000